Fair Value Measurement	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurement
(11)	Fair Value Measurement

Alion applies ASC 820 – Fair Value Measurements and Disclosures in determining the fair value to be disclosed for financial and nonfinancial assets and liabilities. The Company has no assets or liabilities, other than its redeemable common stock, which it is required to report at fair value. Valuation techniques utilized in the fair value measurement of assets and liabilities for each period presented were unchanged from prior practice.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy and a framework which requires categorizing assets and liabilities into one of three levels based on the assumptions (inputs) used in valuing the asset or liability. Level 1 provides the most reliable measure of fair value, while Level 3 generally requires significant management judgment. Level 1inputs are unadjusted, quoted market prices in active markets for identical assets or liabilities. Level 2 inputs are observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets or liabilities in inactive markets. Level 3 inputs include unobservable inputs that are supported by little, infrequent, or no market activity and reflect management’s own assumptions about inputs used in pricing the asset or liability. The Company uses the following valuation techniques to measure fair value.

Level 1 primarily consists of financial instruments, such as overnight bank re-purchase agreements or money market mutual funds whose value is based on quoted market prices published by financial institutions, exchange funds, exchange-traded instruments and listed equities.

Level 2 assets include U.S. Government and agency securities whose valuations are based on market prices from a variety of industry-standard data providers or pricing that considers various assumptions, including time value, yield curve, volatility factors, credit spreads, default rates, loss severity, current market and contractual prices for the underlying instruments, and broker and dealer quotes. All are observable in the market or can be derived principally from or corroborated by observable market data for which the Company can obtain independent external valuation information.

Level 3 consists of unobservable inputs. Assets and liabilities are considered Level 3 when their fair value inputs are unobservable or not available, including situations involving limited market activity, where determination of fair value requires significant judgment or estimation.

The table below sets out the face value, net carrying value and fair value of Alion’s Secured and Unsecured Notes. The fair values disclosed below are based on quoted market prices for Alion’s outstanding notes. This is a Level 2 measurement.

	December 31, 2013		September 30, 2013
	(In thousands)
	Secured Notes	Unsecured Notes	Secured Notes	Unsecured Notes
Face value of original notes outstanding	$310,000	$235,000	$310,000	$235,000
PIK interest notes issued	23,086	—	19,788	—

Face value of outstanding notes	$333,086	$235,000	$329,788	$235,000
PIK interest notes to be issued	1,111	—	2,748	—

Face value of notes outstanding and notes to be issued	$334,197	$235,000	$332,536	$235,000
Less: unamortized debt issue costs	(7,883)	(962)	(10,250)	(1,168)

Carrying value	$326,314	$234,038	$322,286	$233,832

Fair value of outstanding notes	$339,681	$165,894	$335,295	$151,928

(12) Fair Value Measurement

Alion applies ASC 820 – Fair Value Measurements and Disclosures in determining the fair value to be disclosed for financial and nonfinancial assets and liabilities. The Company has no assets or liabilities, other than its redeemable common stock, which it is required to report at fair value. Valuation techniques utilized in the fair value measurement of assets and liabilities for each period presented were unchanged from prior practice.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy and a framework which requires categorizing assets and liabilities into one of three levels based on the assumptions (inputs) used in valuing the asset or liability. Level 1 provides the most reliable measure of fair value, while Level 3 generally requires significant management judgment. Level 1inputs are unadjusted, quoted market prices in active markets for identical assets or liabilities. Level 2 inputs are observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets or liabilities in inactive markets. Level 3 inputs include unobservable inputs that are supported by little, infrequent, or no market activity and reflect management’s own assumptions about inputs used in pricing the asset or liability. The Company uses the following valuation techniques to measure fair value.

Level 1 primarily consists of financial instruments, such as overnight bank re-purchase agreements or money market mutual funds whose value is based on quoted market prices published by financial institutions, exchange funds, exchange-traded instruments and listed equities.

Level 2 assets include U.S. Government and agency securities whose valuations are based on market prices from a variety of industry-standard data providers or pricing that considers various assumptions, including time value, yield curve, volatility factors, credit spreads, default rates, loss severity, current market and contractual prices for the underlying instruments, and broker and dealer quotes. All are observable in the market or can be derived principally from or corroborated by observable market data for which the Company can obtain independent external valuation information.

Level 3 consists of unobservable inputs. Assets and liabilities are considered Level 3 when their fair value inputs are unobservable or not available, including situations involving limited market activity, where determination of fair value requires significant judgment or estimation.

The table below sets out the face value, net carrying value and fair value of Alion’s Secured and Unsecured Notes. The fair values disclosed below are based on quoted market prices for Alion’s outstanding notes. This is a Level 2 measurement.

	September 30, 2013		September 30, 2012
	(In thousands)
	Senior Secured Notes	Senior Unsecured Notes	Senior Secured Notes	Senior Unsecured Notes
Face value of original notes outstanding	$310,000	$235,000	$310,000	$245,000
PIK interest notes issued	19,788	—	13,293	—

Face value of outstanding notes	$329,788	$235,000	$323,293	$245,000
PIK interest notes to be issued	2,748	—	2,692	—

Face value of notes outstanding and notes to be issued	$332,536	$235,000	$325,985	$245,000
Less: unamortized debt issue costs	(10,250)	(1,168)	(19,483)	(2,077)

Carrying value	$322,286	$233,832	$306,502	$242,923

Fair value of outstanding notes	$335,295	$151,928	$303,598	$141,605